Note 7 - Intangible Assets	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
7.	Intangible Assets

Intangible assets consist of the following at December 31, 2014 and 2013:

		December 31, 2014		December 31, 2013
	Useful Lives	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
		( in thousands )

Customer relationships	5-20 years	$21,510	$1,788	$21,510	$554
Contracts	3 years	241	-	-	-
Non-compete agreements	3 years	60	41	60	21
Trademarks and trade names	10 years	10,135	1,638	10,135	553
Inspector database	10 years	2,080	314	2,080	106
Total		$34,026	$3,781	$33,785	$1,234

Amortization expense for the years ended December 31, 2014 and 2013 was $2.4 million and $1.3 million respectively. There was no amortization expense for the year ended December 31, 2012.

Future amortization expense of our intangible assets is estimated to be as follows:

Year Ending December 31,	( in thousands )

2015	$2,468
2016	2,391
2017	2,391
2018	2,305
2019	2,281
Thereafter	18,409
$30,245

During the year ended December 31, 2013, the Partnership determined that one of its trade names in PI&IS was impaired and recorded an impairment charge of $0.7 million.